Segmental analysis - Goodwill (Details) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Analysis of goodwill
Goodwill	£ 5,558	£ 5,558
UK Personal & Business Banking
Analysis of goodwill
Goodwill	3,351	3,351
Commercial Banking
Analysis of goodwill
Goodwill	1,907	1,907
RBS International
Analysis of goodwill
Goodwill	£ 300	£ 300